Loans and advances to customers (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
All Expense With Expected Net Loss Of Recoveries [Abstract]
Amount recorded	R$ 22,239,070	R$ 23,895,692
Amount recovered	(7,147,095)	(7,034,857)
Allowance for Loan Losses expense net of amounts recovered	R$ 15,091,975	R$ 16,860,835